Income Taxes (Schedule of Income tax expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax expense:
Federal taxes	$ 9,081	$ 9,267	$ 10,318
State taxes	948	1,690	1,770
Income Tax Expense (Benefit), Total	$ 10,029	$ 10,957	$ 12,088